SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On January 14, 2026, and January 16, 2026, the two vessels, Nordic Sprinter and Nordic Luna, which were classified as held for sale as of December 31, 2025, were delivered to their new owner.

On January 16, 2026, the Company announced that the ship building contracts for construction of two new buildings with delivery in 2028 have been signed.

On February 9, 2026, the Company announced that it had agreed to sell one 2003-build Suezmax tanker for $25 million, with delivery during the second quarter of 2026.

On February 26, 2026, the Company declared a cash dividend of $0.17 per share in respect of the results for the fourth quarter of 2025. The dividend of $35.9 million was paid on March 24, 2026.

On March 17, 2026, the Company announced that it had agreed to sell one 2005-build Suezmax tanker for $40 million, with delivery during the second quarter of 2026.